Intangible Assets (Details) - USD ($) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 28, 2020	Dec. 24, 2020	Dec. 08, 2020	Jun. 12, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Details) [Line Items]
Amortization expenses						$ 1,021	$ 829	$ 276
Impairment loss							$ 479
Terminal growth rate, description					The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%.
Additional impairment loss						$ 1,959
Description of intellectual property purchase				The intangible assets included are technology and customer supplier which are amortized over 5 years and classified to cost of revenues, and customer relations which are amortized over 7.5 years and classified to selling and marketing expenses. For further details, see Note 17.		The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.7% and pre-tax discount rate of 22.5%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $317 thousand and $639 thousand, respectively, and could trigger a potential impairment.	The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.5% and pre-tax discount rate of 22.8%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $300 thousand and $711 thousand, respectively, and could trigger a potential impairment.
Goodwill						$ 5,387	$ 6,877
Agreement of purchase amount	$ 100	$ 200
Recognized an intangible asset	$ 33	$ 67
Proxy services business [Member]
Intangible Assets (Details) [Line Items]
Impairment loss					$ 800
NetNut CGU [Member]
Intangible Assets (Details) [Line Items]
Goodwill						4,118	6,877
Chi Cooked CGU [Member]
Intangible Assets (Details) [Line Items]
Goodwill						1,269
Safe-T CGU [Member]
Intangible Assets (Details) [Line Items]
Impairment loss							523
Customer supplier [Member]
Intangible Assets (Details) [Line Items]
Intangible assets amortization				5 years
Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Amortization expenses						$ 38	$ 21	$ 6
Intangible assets amortization			7 years	7 years 6 months